Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant
to
the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the company provides the following disclosure regarding executive compensation for its principal executive officer (PEO) and
Non-PEO
NEOs and company performance for the fiscal years listed below. The CHC Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The company determined net sales to be the most relevant financial performance measure to include in this disclosure in the interest of linking company performance to compensation actually paid to its PEO and non-PEO
NEOs in 2022, consistent with the adjusted net sales metric having the greatest weighting (50%) within the company’s 2022 annual incentive plan. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and the company may determine a different financial performance measure to be the most important financial performance measure in future years.

Year	Summary Compensation Table Total for José E. Almeida¹ ($)	Compensation Actually Paid to José E. Almeida 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income (Loss) ($ Millions)	Net Sales 5 ($ Millions)
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	13,588,236	(9,114,999)	6,721,562	14,410	63.62	140.29	(2,421)	15,113

2021	15,634,734	19,600,136	4,853,630	5,588,070	105.26	143.09	1,110	12,784

2020	15,865,396	4,130,682	3,893,864	1,603,952	97.06	113.45	1,295	11,673

1.	Mr. Almeida served as the company’s PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022

James K. Saccaro	James K. Saccaro	James K. Saccaro

Giuseppe Accogli	Giuseppe Accogli	Giuseppe Accogli

Cristiano Franzi	Cristiano Franzi	Cristiano Franzi

Sean Martin	Andrew Frye	David Rosenbloom

2.
The amounts set forth in the “Compensation Actually Paid” and “Average Compensation Actually Paid” columns above have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the amount set forth in the “Total” column of the Summary Compensation Table in the related proxy statement (2020, 2021 or 2022) with certain adjustments as described in footnote 3 below.

3.
The amounts set forth in the “Compensation Actually Paid” and “Average Compensation Actually Paid” columns above reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” and the “Average Exclusion of Stock Awards and Option Awards” columns below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table of the related proxy statement (2020, 2021 or 2022). Amounts in the “Exclusion of Change in Pension Value” and the “Average Exclusion of Change in Pension Value” columns reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table of the related proxy statement (2020, 2021 or 2022). Amounts in the “Inclusion of Pension Service Cost” and the “Average Inclusion of Pension Service Cost” are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for José E. Almeida ($)	Exclusion of Change in Pension Value for José E. Almeida ($)	Exclusion of Stock Awards and Option Awards for José E. Almeida ($)	Inclusion of Pension Service Cost for José E. Almeida ($)	Inclusion of Equity Values for José E. Almeida ($)	Compensation Actually Paid to José E. Almeida ($)

2022	13,588,236	—	(11,490,788)	—	(11,212,447)	(9,114,999)

2021	15,634,734	—	(11,919,569)	—	15,884,971	19,600,136

2020	15,865,396	—	(14,494,546)	—	2,759,832	4,130,682

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	6,721,562	—	(5,680,580)	—	(1,026,572)	14,410

2021	4,853,630	—	(3,144,514)	6,341	3,872,613	5,588,070

2020	3,893,864	(68,999)	(2,713,743)	—	492,830	1,603,952
The amounts in the “Inclusion of Equity Values” and the “
Average
Inclusion of Equity Values” columns in
the
tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for José E. Almeida ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for José E. Almeida ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for José E. Almeida ($)	Total—Inclusion of Equity Values for José E. Almeida ($)

2022	2,870,052	(13,723,320)	(359,179)	(11,212,447)

2021	13,103,902	3,222,430	(441,361)	15,884,971

2020	11,175,844	(8,203,393)	(212,619)	2,759,832

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	1,388,426	(2,368,324)	(46,674)	(1,026,572)

2021	3,409,993	597,020	(134,400)	3,872,613

2020	2,044,592	(1,659,165)	107,403	492,830

4.
The Peer Group TSR in the table set forth below utilizes the S&P 500 Health Care Index (S&P 500 Health Care Index), which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2022 Form
10-K.
Three year TSR is also set forth in the graphs set forth on pages 35 and 36 of the proxy statement. The comparison assumes $100 (including reinvested dividends) was invested for the period starting December 31, 2019 through the end of the listed year in (i) the company and (ii) the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	For a reconciliation of Net Sales to Adjusted Net Sales as used for measuring short-term incentive performance in 2022, please refer to page 49.

Adjusted Net Sales as used for measuring short-term incentive performance for 2021 was calculated as the company’s reported net sales (determined in accordance with GAAP) using budgeted exchange rates as of January 1, 2021. These amounts were adjusted to reflect the elimination of $212 million of Hillrom net sales in 2021 (which represents 19 days of contribution from Hillrom). Company Adjusted Net Sales totaled $12.4 billion for 2021. Company net sales as reported under GAAP for 2021 totaled $12.8 billion.

Adjusted net sales as used for measuring short-term incentive performance for 2020 was calculated as the company’s reported net sales (determined in accordance with GAAP) using budgeted exchange rates as of January 1, 2020. Consolidated Adjusted Net Sales totaled $11.8 billion for 2020. Consolidated net sales as reported under GAAP for 2020 totaled $11.7 billion.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
1.	Mr. Almeida served as the company’s PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022

James K. Saccaro	James K. Saccaro	James K. Saccaro

Giuseppe Accogli	Giuseppe Accogli	Giuseppe Accogli

Cristiano Franzi	Cristiano Franzi	Cristiano Franzi

Sean Martin	Andrew Frye	David Rosenbloom

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR in the table set forth below utilizes the S&P 500 Health Care Index (S&P 500 Health Care Index), which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2022 Form
10-K.
	Three year TSR is also set forth in the graphs set forth on pages 35 and 36 of the proxy statement. The comparison assumes $100 (including reinvested dividends) was invested for the period starting December 31, 2019 through the end of the listed year in (i) the company and (ii) the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 13,588,236	$ 15,634,734	$ 15,865,396
PEO Actually Paid Compensation Amount	$ (9,114,999)	19,600,136	4,130,682
Adjustment To PEO Compensation, Footnote [Text Block]
2.
The amounts set forth in the “Compensation Actually Paid” and “Average Compensation Actually Paid” columns above have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the amount set forth in the “Total” column of the Summary Compensation Table in the related proxy statement (2020, 2021 or 2022) with certain adjustments as described in footnote 3 below.

3.
The amounts set forth in the “Compensation Actually Paid” and “Average Compensation Actually Paid” columns above reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” and the “Average Exclusion of Stock Awards and Option Awards” columns below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table of the related proxy statement (2020, 2021 or 2022). Amounts in the “Exclusion of Change in Pension Value” and the “Average Exclusion of Change in Pension Value” columns reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table of the related proxy statement (2020, 2021 or 2022). Amounts in the “Inclusion of Pension Service Cost” and the “Average Inclusion of Pension Service Cost” are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for José E. Almeida ($)	Exclusion of Change in Pension Value for José E. Almeida ($)	Exclusion of Stock Awards and Option Awards for José E. Almeida ($)	Inclusion of Pension Service Cost for José E. Almeida ($)	Inclusion of Equity Values for José E. Almeida ($)	Compensation Actually Paid to José E. Almeida ($)

2022	13,588,236	—	(11,490,788)	—	(11,212,447)	(9,114,999)

2021	15,634,734	—	(11,919,569)	—	15,884,971	19,600,136

2020	15,865,396	—	(14,494,546)	—	2,759,832	4,130,682

The amounts in the “Inclusion of Equity Values” and the “
Average
Inclusion of Equity Values” columns in
the
tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for José E. Almeida ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for José E. Almeida ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for José E. Almeida ($)	Total—Inclusion of Equity Values for José E. Almeida ($)

2022	2,870,052	(13,723,320)	(359,179)	(11,212,447)

2021	13,103,902	3,222,430	(441,361)	15,884,971

2020	11,175,844	(8,203,393)	(212,619)	2,759,832

Non-PEO NEO Average Total Compensation Amount	$ 6,721,562	4,853,630	3,893,864
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,410	5,588,070	1,603,952
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	6,721,562	—	(5,680,580)	—	(1,026,572)	14,410

2021	4,853,630	—	(3,144,514)	6,341	3,872,613	5,588,070

2020	3,893,864	(68,999)	(2,713,743)	—	492,830	1,603,952

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	1,388,426	(2,368,324)	(46,674)	(1,026,572)

2021	3,409,993	597,020	(134,400)	3,872,613

2020	2,044,592	(1,659,165)	107,403	492,830

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between the amounts set forth in the “Compensation Actually Paid” and “Average of Compensation Actually Paid” columns above to the company’s cumulative TSR over the three most recently completed fiscal years, with TSR calculated in accordance with the methodology described in above
.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between the amounts set forth in the “Compensation Actually Paid” and the “Average of Compensation Actually Paid” columns above and the company’s net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between the amounts set forth in the “Compensation Actually Paid” and the “Average of Compensation Actually Paid” columns above and the company’s net sales during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares the company’s cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Health Care Index over the same period.
Tabular List [Table Text Block]
The financial measures most important in determining pay during
2022
were those that influenced
the
company’s short- and long-term incentives for the NEOs and for broad-based incentive plans below the NEO level as set forth below (as such amounts may be adjusted in a given year in the manner described in the proxy statement, including with respect to the use of non-GAAP measures):

•	Earnings Per Share
•	Free Cash Flow
•	Net Sales
•	ROIC
•	TSR

Total Shareholder Return Amount	$ 63.62	105.26	97.06
Peer Group Total Shareholder Return Amount	140.29	143.09	113.45
Net Income (Loss)	$ (2,421,000,000)	$ 1,110,000,000	$ 1,295,000,000
Company Selected Measure Amount	15,113	12,784	11,673
PEO Name	Mr. Almeida
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,490,788)	$ (11,919,569)	$ (14,494,546)
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,212,447)	15,884,971	2,759,832
PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,870,052	13,103,902	11,175,844
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,723,320)	3,222,430	(8,203,393)
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(359,179)	(441,361)	(212,619)
Non-PEO NEO [Member] | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(68,999)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,341
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,680,580)	(3,144,514)	(2,713,743)
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,026,572)	3,872,613	492,830
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,388,426	3,409,993	2,044,592
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,368,324)	597,020	(1,659,165)
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (46,674)	$ (134,400)	$ 107,403